SHARE CAPITAL (Details Narrative)		6 Months Ended
	Jan. 01, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($) shares	Sep. 30, 2025 HKD ($) $ / shares shares	Apr. 28, 2025 shares	Mar. 31, 2025 HKD ($) shares	Apr. 01, 2024 shares	Jan. 12, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares authorised | shares					50,000,000
Par value per share | (per share)		$ 0.001			$ 0.0078
Consultancy service			$ 2,268,939	$ 3,007,238
Prepayment					$ 6,598,960		$ 6,289,820
Other reserve					11,221,781		11,221,781
Merger reserve					6,999,999
Consideration transferred					1
Share capital			7,000,000
MavDB Consulting LLC [member]
IfrsStatementLineItems [Line Items]
Consultancy service	$ 50,000	$ 250,000	1,950,000
Administrative expense			$ 195,000	$ 195,000
Prepayment					1,279,032		$ 1,474,032
Independent third party [member]
IfrsStatementLineItems [Line Items]
Number of shares transferred | shares						15,000
Waiver Of Amount Due From Director [Member]
IfrsStatementLineItems [Line Items]
Other reserve					3,021,782
Waiver Of Officers Remuneration [Member]
IfrsStatementLineItems [Line Items]
Other reserve					$ 1,200,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, number of shares | shares				10,000,000	10,000,000		10,000,000	10,000,000
Ordinary shares [member] | MavDB Consulting LLC [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)		$ 0.001			$ 0.0078				$ 0.001
Issued and fully paid, number of shares | shares					1,000,000